Cash and cash equivalents and debt financing	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents and debt financing [Abstract]
Cash and cash equivalents and debt financing
12. Cash and cash equivalents and debt financing

	30 June 2023	31 December 2022
	£m	£m
Cash at bank and in hand	1,682.8	2,271.6
Short-term bank deposits	279.8	219.9
Overdrafts[1]	(447.5)	(505.7)
Cash and cash equivalents	1,515.1	1,985.8
Note
[1]    Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.
The Group estimates that the fair value of corporate bonds is £4,565.0 million at 30 June 2023 (31 December 2022: £4,049.1 million). The Group considers that the carrying amount of bank loans approximates their fair value.
The following table is an analysis of future anticipated cash flows in relation to the Group’s debt, on an undiscounted basis which, therefore, differs from the carrying value:

	30 June 2023	31 December 2022
	£m	£m
Within one year	(779.7)	(791.6)
Between one and two years	(1,129.2)	(724.3)
Between two and three years	(99.1)	(524.2)
Between three and four years	(1,376.0)	(740.3)
Between four and five years	(711.6)	(719.9)
Over five years	(1,904.9)	(1,963.7)
Debt financing (including interest) under the Revolving Credit Facility and in relation to unsecured loan notes	(6,000.5)	(5,464.0)
Short-term overdrafts – within one year	(447.5)	(505.7)
Future anticipated cash flows	(6,448.0)	(5,969.7)
Effect of discounting/financing rates	1,017.1	998.9
Debt financing	(5,430.9)	(4,970.8)